RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
Aug. 31, 2014
Related Party Transactions [Abstract]
Accounts payable - related party	$ 8,390
Monthly rent paid to director	$ 1,600